VARIABLE INTEREST ENTITY (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Less: Net loss attributable to the non- controlling interest	$ 366,570	$ 264,047